Derivative Instruments and Hedging Activities (Outstanding Derivative Financial Instruments at Fair Value) (Details) (USD $) In Millions	Jul. 02, 2011	Dec. 25, 2010
Buy	$ 105.0	$ 123.4
Sell	108.2	125.2
Euro [Member]
Buy	84.1	65.2
Sell
Indonesian Rupiah [Member]
Buy	5.3	17.5
Sell
Malaysian Ringgit [Member]
Buy	5.2
Sell		0.3
Brazilian Real [Member]
Buy	3.9	2.8
Sell
South African Rand [Member]
Buy	3.3
Sell		1.2
New Zealand Dollar [Member]
Buy	1.6	4.4
Sell
Mexican Peso [Member]
Buy	0.6
Sell		0.2
U.S. Dollar [Member]
Buy		21.0
Sell	23.2
Japanese Yen [Member]
Buy
Sell	20.3	11.9
Swiss Franc [Member]
Buy
Sell	14.2	49.6
Turkish Lira [Member]
Buy
Sell	8.8	11.9
Canadian Dollar [Member]
Buy
Sell	5.4	9.6
Polish Zloty [Member]
Buy
Sell	5.4	5.7
Argentine Peso [Member]
Buy
Sell	3.9	7.6
British Pound [Member]
Buy
Sell	3.9	3.3
Russian Ruble [Member]
Buy
Sell	3.9	1.0
Australian Dollar [Member]
Buy
Sell	3.6	5.5
Croatian Kuna [Member]
Buy
Sell	2.8	2.6
Kazakhstan Tenge [Member]
Buy
Sell	2.4	2.6
Thai Baht [Member]
Buy
Sell	2.4	2.2
Norwegian Krone [Member]
Buy
Sell	1.7	1.8
Ukraine Hryvnia [Member]
Buy
Sell	1.5	1.3
South Korean Won [Member]
Buy		12.5
Sell	1.4
Swedish Krona [Member]
Buy
Sell	1.3	1.5
Czech Koruna [Member]
Buy
Sell	1.2	1.6
Hungarian Forint [Member]
Buy
Sell	0.5	1.9
Danish Krone [Member]
Buy
Sell	0.4	0
Other Currencies (Net) [Member]
Buy	1.0
Sell		$ 1.9